American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
May 31, 2024

Avantis Emerging Markets ex-China Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Brazil — 7.7%
3R Petroleum Oleo E Gas SA	300	1,593
AES Brasil Energia SA	200	426
Allos SA	900	3,601
Alpargatas SA, Preference Shares(1)	200	366
Alupar Investimento SA	104	576
Ambev SA, ADR	2,335	5,184
Anima Holding SA(1)	500	330
Armac Locacao Logistica E Servicos SA	100	199
Atacadao SA	900	1,699
Auren Energia SA	700	1,594
Azul SA, ADR(1)	14	76
B3 SA - Brasil Bolsa Balcao	2,000	4,114
Banco BMG SA, Preference Shares	200	128
Banco Bradesco SA	800	1,749
Banco Bradesco SA, ADR	2,768	6,809
Banco BTG Pactual SA	1,100	6,637
Banco do Brasil SA	2,400	12,450
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	800	1,682
Banco Pan SA, Preference Shares	700	1,208
Banco Santander Brasil SA, ADR	422	2,241
BB Seguridade Participacoes SA	800	4,898
BR Advisory Partners Participacoes SA	200	541
BrasilAgro - Co. Brasileira de Propriedades Agricolas	100	482
Braskem SA, Class A, ADR(1)	85	611
BRF SA, ADR(1)	617	2,240
C&A Modas SA(1)	200	364
Caixa Seguridade Participacoes SA	500	1,396
Camil Alimentos SA	300	546
CCR SA	2,400	5,508
Centrais Eletricas Brasileiras SA, ADR	1,064	7,108
Centrais Eletricas Brasileiras SA, Class B Preference Shares	200	1,497
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	606	8,575
Cia de Saneamento de Minas Gerais Copasa MG	800	3,071
Cia De Sanena Do Parana	500	2,614
Cia De Sanena Do Parana, Preference Shares	4,000	4,258
Cia Energetica de Minas Gerais, ADR	3,987	7,416
Cia Siderurgica Nacional SA, ADR	2,758	6,867
Cielo SA	4,800	5,137
Cosan SA(1)	600	1,568
CPFL Energia SA	300	1,923
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	500	2,428
Cury Construtora e Incorporadora SA	400	1,402
Cyrela Brazil Realty SA Empreendimentos e Participacoes	600	2,179
Dexco SA	1,900	2,587
EcoRodovias Infraestrutura e Logistica SA	1,200	1,581
Embraer SA, ADR(1)	622	17,285
Empreendimentos Pague Menos SA	1,200	528
Enauta Participacoes SA(1)	500	2,097
Energisa SA	900	7,778

Eneva SA(1)	600	1,395
Engie Brasil Energia SA	200	1,660
Equatorial Energia SA	500	2,797
Even Construtora e Incorporadora SA	400	500
Ez Tec Empreendimentos e Participacoes SA	100	246
Gafisa SA(1)	100	79
Gerdau SA, ADR	1,557	5,387
GPS Participacoes e Empreendimentos SA	100	353
Grendene SA	100	117
Grupo De Moda Soma SA(1)	1,300	1,456
Grupo Mateus SA	800	1,179
Grupo SBF SA	400	886
HBR Realty Empreendimentos Imobiliarios SA(1)	100	87
Hypera SA	100	514
Iguatemi SA	300	1,161
Iguatemi SA	300	165
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	200	879
Iochpe Maxion SA	200	413
IRB-Brasil Resseguros SA(1)	200	1,204
Itau Unibanco Holding SA, ADR	4,605	27,584
JBS SA	800	4,405
JHSF Participacoes SA	1,700	1,301
Klabin SA	1,320	5,126
Lavvi Empreendimentos Imobiliarios SA	300	502
Localiza Rent a Car SA	100	809
LOG Commercial Properties e Participacoes SA	100	411
Lojas Quero-Quero SA	400	328
Lojas Renner SA	2,100	5,223
M Dias Branco SA	200	1,199
Marcopolo SA	600	577
Marcopolo SA, Preference Shares	1,800	2,211
Marfrig Global Foods SA(1)	1,200	2,580
Meliuz SA	100	101
Metalurgica Gerdau SA, Preference Shares	1,800	3,668
Mills Locacao Servicos e Logistica SA	300	680
Mitre Realty Empreendimentos E Participacoes LTDA	200	141
Moura Dubeux Engenharia SA(1)	200	419
Multiplan Empreendimentos Imobiliarios SA	400	1,735
Natura & Co. Holding SA	1,000	2,828
NU Holdings Ltd., Class A(1)	1,320	15,682
Oceanpact Servicos Maritimos SA(1)	400	471
Odontoprev SA	500	1,069
Pet Center Comercio e Participacoes SA	200	145
Petroleo Brasileiro SA, ADR	2,204	34,272
Petroleo Brasileiro SA, ADR, Preference Shares	2,820	41,764
Petroreconcavo SA	700	2,786
Plano & Plano Desenvolvimento Imobiliario SA	300	552
Portobello SA(1)	300	238
Positivo Tecnologia SA	500	858
PRIO SA	500	3,956
Raia Drogasil SA	300	1,444
Raizen SA, Preference Shares	3,000	1,617
Randon SA Implementos e Participacoes, Preference Shares	1,000	1,819
Rede D'Or Sao Luiz SA	200	1,042

Romi SA	300	591
Rumo SA	700	2,628
Santos Brasil Participacoes SA	1,100	2,417
Sendas Distribuidora SA, ADR(1)	156	1,819
Ser Educacional SA(1)	100	93
Serena Energia SA(1)	100	164
Simpar SA(1)	100	115
SLC Agricola SA	400	1,352
Smartfit Escola de Ginastica e Danca SA	500	2,134
Suzano SA, ADR	1,110	10,379
SYN prop e tech SA(1)	300	513
Tegma Gestao Logistica SA	100	459
Telefonica Brasil SA, ADR	217	1,816
TIM SA, ADR	318	4,843
TOTVS SA	700	3,830
Tupy SA	500	2,191
Ultrapar Participacoes SA, ADR	1,280	5,670
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	2,000	2,880
Vale SA, ADR	4,037	48,646
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	200	606
Vibra Energia SA	3,800	15,552
Vulcabras SA	200	559
WEG SA	1,400	10,070
Wilson Sons SA	500	1,464
YDUQS Participacoes SA	100	231
		468,190
Chile — 1.0%
Aguas Andinas SA, A Shares	5,888	1,749
Banco de Chile	63,853	7,582
Banco de Credito e Inversiones SA	102	2,894
Banco Santander Chile, ADR	81	1,529
CAP SA(1)	296	2,001
Cencosud SA	2,517	4,879
Cia Cervecerias Unidas SA, ADR	46	575
Cia Sud Americana de Vapores SA	45,188	2,953
Colbun SA	32,426	4,175
Embotelladora Andina SA, Class B Preference Shares	2,012	6,269
Empresa Nacional de Telecomunicaciones SA	948	3,032
Empresas CMPC SA	3,084	6,454
Empresas Copec SA	275	2,267
Enel Americas SA	21,035	2,039
Enel Chile SA	24,051	1,380
Engie Energia Chile SA(1)	1,940	1,767
Falabella SA(1)	1,738	5,265
SMU SA	3,432	676
Sociedad Quimica y Minera de Chile SA, ADR	29	1,354
		58,840
Colombia — 0.2%
Bancolombia SA	260	2,362
Bancolombia SA, ADR	119	4,220
Ecopetrol SA, ADR	116	1,427
Interconexion Electrica SA ESP	691	3,398
		11,407
Czech Republic — 0.2%
CEZ AS	198	8,259

Komercni Banka AS	134	4,591
Moneta Money Bank AS	362	1,586
		14,436
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	5,415	8,597
Greece — 0.9%
Aegean Airlines SA	191	2,456
Alpha Services & Holdings SA(1)	3,511	5,933
Eurobank Ergasias Services & Holdings SA, Class A(1)	2,557	5,590
GEK TERNA SA	89	1,624
Hellenic Telecommunications Organization SA	37	541
HELLENiQ ENERGY Holdings SA	379	3,447
Holding Co. ADMIE IPTO SA	294	708
Intracom Holdings SA	41	170
Intralot SA-Integrated Information Systems & Gaming Services(1)	565	720
Jumbo SA	90	2,581
LAMDA Development SA(1)	196	1,421
Motor Oil Hellas Corinth Refineries SA	252	7,126
Mytilineos SA	24	956
National Bank of Greece SA(1)	1,014	8,811
OPAP SA	125	1,987
Piraeus Financial Holdings SA(1)	1,800	7,071
Public Power Corp. SA(1)	186	2,269
Terna Energy SA	23	454
Titan Cement International SA	98	3,225
		57,090
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	819	2,238
MOL Hungarian Oil & Gas PLC	710	5,523
OTP Bank Nyrt	271	13,087
Richter Gedeon Nyrt	138	3,498
		24,346
India — 25.8%
360 ONE WAM Ltd.	167	1,553
3M India Ltd.	2	801
Aarti Industries Ltd.	613	4,504
Aarti Pharmalabs Ltd.	131	886
ABB India Ltd.	19	1,893
Action Construction Equipment Ltd.	115	1,981
Adani Enterprises Ltd.	89	3,641
Adani Green Energy Ltd.(1)	284	6,511
Adani Ports & Special Economic Zone Ltd.	711	12,268
Adani Power Ltd.(1)	977	8,870
Advanced Enzyme Technologies Ltd.	77	335
Aegis Logistics Ltd.	216	1,834
Affle India Ltd.(1)	14	191
AGI Greenpac Ltd.	29	227
AIA Engineering Ltd.	50	2,206
Ajanta Pharma Ltd.	139	3,884
Ajmera Realty & Infra India Ltd.	24	192
Alembic Ltd.	197	233
Alembic Pharmaceuticals Ltd.	74	819
Alkyl Amines Chemicals	12	273
Allcargo Logistics Ltd.	1,161	933
Allied Digital Services Ltd.	144	249

Alok Industries Ltd.(1)	963	295
Amara Raja Energy & Mobility Ltd.	286	4,050
Ambuja Cements Ltd.	482	3,663
Anant Raj Ltd.	489	2,266
Antony Waste Handling Cell Ltd.(1)	29	153
Anupam Rasayan India Ltd.	17	155
Apar Industries Ltd.	45	4,266
APL Apollo Tubes Ltd.	92	1,658
Apollo Hospitals Enterprise Ltd.	60	4,204
Apollo Tyres Ltd.	685	3,814
Archean Chemical Industries Ltd.	262	1,953
Arvind Ltd.	702	3,182
Asahi India Glass Ltd.	17	120
Ashok Leyland Ltd.	451	1,212
Ashoka Buildcon Ltd.(1)	749	1,649
Asian Paints Ltd.	39	1,349
Aster DM Healthcare Ltd.	383	1,674
Astral Ltd.	145	3,647
AstraZeneca Pharma India Ltd.	5	371
Atul Ltd.	3	202
Aurobindo Pharma Ltd.	353	5,018
Avanti Feeds Ltd.	184	1,128
Avenue Supermarts Ltd.(1)	40	2,064
Axis Bank Ltd., GDR	635	44,603
Bajaj Auto Ltd.	76	8,277
Bajaj Consumer Care Ltd.	140	386
Bajaj Finserv Ltd.	265	4,859
Bajaj Hindusthan Sugar Ltd.(1)	4,812	1,777
Balaji Amines Ltd.	39	981
Balkrishna Industries Ltd.	14	512
Balmer Lawrie & Co. Ltd.	187	605
Balrampur Chini Mills Ltd.	51	231
Bank of Baroda	1,744	5,550
Bank of Maharashtra	2,758	2,284
BASF India Ltd.	24	1,227
Bata India Ltd.	28	459
Bayer CropScience Ltd.	20	1,205
BEML Ltd.	84	4,439
Berger Paints India Ltd.	192	1,059
BF Utilities Ltd.(1)	13	142
Bhansali Engineering Polymers Ltd.	374	421
Bharat Bijlee Ltd.	16	828
Bharat Electronics Ltd.	3,547	12,607
Bharat Forge Ltd.	153	2,851
Bharat Heavy Electricals Ltd.	1,196	4,294
Bharat Petroleum Corp. Ltd.	1,519	11,432
Biocon Ltd.	98	363
Birla Corp. Ltd.	60	1,015
Birlasoft Ltd.	138	1,002
Bliss Gvs Pharma Ltd.	423	521
BLS International Services Ltd.	152	568
Blue Dart Express Ltd.	4	346
Bodal Chemicals Ltd.	292	249
Bombay Burmah Trading Co.	88	1,550
Bombay Dyeing & Manufacturing Co. Ltd.(1)	78	154

Brigade Enterprises Ltd.	177	2,724
Brightcom Group Ltd.(1)	3,622	480
Britannia Industries Ltd.(1)	91	5,653
BSE Ltd.	32	1,037
Can Fin Homes Ltd.	237	2,069
Capacit'e Infraprojects Ltd.(1)	264	980
Castrol India Ltd.	1,590	3,728
Ceat Ltd.	95	2,686
Century Plyboards India Ltd.	99	772
Century Textiles & Industries Ltd.	54	1,308
CESC Ltd.	996	1,762
CG Power & Industrial Solutions Ltd.	152	1,171
Chalet Hotels Ltd.(1)	62	583
Chambal Fertilisers & Chemicals Ltd.	693	3,237
Chennai Petroleum Corp. Ltd.	253	2,786
Choice International Ltd.(1)	44	188
Cholamandalam Financial Holdings Ltd.	22	286
Cholamandalam Investment & Finance Co. Ltd.	78	1,161
Cigniti Technologies Ltd.	92	1,458
Cipla Ltd.	473	8,216
City Union Bank Ltd.	1,248	2,142
Coal India Ltd.	2,818	16,597
Cochin Shipyard Ltd.	340	7,941
Coffee Day Enterprises Ltd.(1)	377	244
Coforge Ltd.	101	6,040
Colgate-Palmolive India Ltd.	190	6,053
Computer Age Management Services Ltd.	75	3,132
Confidence Petroleum India Ltd.	139	136
Container Corp. of India Ltd.	240	3,098
Coromandel International Ltd.	91	1,426
Craftsman Automation Ltd.	7	355
CreditAccess Grameen Ltd.(1)	168	2,665
CRISIL Ltd.	7	344
Crompton Greaves Consumer Electricals Ltd.	229	1,076
Cummins India Ltd.	119	5,073
Cyient DLM Ltd.(1)	34	257
Cyient Ltd.	106	2,209
Dabur India Ltd.	216	1,411
DCB Bank Ltd.	490	753
Deepak Nitrite Ltd.	51	1,340
Delta Corp. Ltd.	93	127
Dhani Services Ltd.(1)	277	152
Dhanlaxmi Bank Ltd.(1)	701	350
Dhanuka Agritech Ltd.	37	565
Dilip Buildcon Ltd.	254	1,239
Dish TV India Ltd.(1)	1,436	261
Dishman Carbogen Amcis Ltd.(1)	192	370
Divi's Laboratories Ltd.	36	1,860
Dixon Technologies India Ltd.	49	5,515
DLF Ltd.	497	4,868
Dollar Industries Ltd.	44	300
Dr Lal PathLabs Ltd.	11	349
Dr Reddy's Laboratories Ltd., ADR	266	18,269
Dreamfolks Services Ltd.	25	140
eClerx Services Ltd.	68	1,792

Edelweiss Financial Services Ltd.	1,035	893
Eicher Motors Ltd.	127	7,209
EID Parry India Ltd.	343	2,748
EIH Ltd.	281	1,454
Elecon Engineering Co. Ltd.	122	1,624
Electrosteel Castings Ltd.	855	1,653
Emami Ltd.	57	428
Endurance Technologies Ltd.	50	1,330
Engineers India Ltd.	260	776
Entertainment Network India Ltd.	75	199
Epigral Ltd.	64	938
EPL Ltd.	360	788
Equitas Small Finance Bank Ltd.	1,174	1,304
Escorts Kubota Ltd.	6	274
Everest Kanto Cylinder Ltd.	115	173
FDC Ltd.(1)	86	446
Federal Bank Ltd.	3,473	6,759
FIEM Industries Ltd.	43	610
Filatex India Ltd.	839	533
Fine Organic Industries Ltd.	5	266
Finolex Cables Ltd.	13	224
Finolex Industries Ltd.	194	725
Firstsource Solutions Ltd.	353	776
Force Motors Ltd.	8	839
Fortis Healthcare Ltd.	260	1,479
G R Infraprojects Ltd.(1)	53	1,025
Gabriel India Ltd.	98	420
GAIL India Ltd.	2,751	6,748
Galaxy Surfactants Ltd.	18	529
Ganesh Benzoplast Ltd.(1)	69	118
Ganesh Housing Corp. Ltd.	36	336
Garden Reach Shipbuilders & Engineers Ltd.	76	1,249
Garware Hi-Tech Films Ltd.	30	651
Gateway Distriparks Ltd.	855	1,007
Gensol Engineering Ltd.(1)	22	244
GIC Housing Finance Ltd.	103	256
Gland Pharma Ltd.(1)	20	442
GlaxoSmithKline Pharmaceuticals Ltd.	24	754
Glenmark Life Sciences Ltd.	98	983
Glenmark Pharmaceuticals Ltd.	232	3,227
Global Health Ltd.(1)	162	2,318
GMR Airports Infrastructure Ltd.(1)	1,475	1,498
Godawari Power & Ispat Ltd.	232	2,692
Godrej Agrovet Ltd.	170	1,053
Godrej Consumer Products Ltd.	195	2,974
Godrej Industries Ltd.(1)	59	556
Godrej Properties Ltd.(1)	70	2,338
Gokaldas Exports Ltd.	153	1,557
Goldiam International Ltd.	72	135
Goodluck India Ltd.	13	138
Granules India Ltd.	551	2,765
Graphite India Ltd.	114	775
Grasim Industries Ltd.	225	6,258
Great Eastern Shipping Co. Ltd.	447	5,777
Greaves Cotton Ltd.	142	208

Greenpanel Industries Ltd.	191	677
GTL Infrastructure Ltd.(1)	6,478	115
Gujarat Alkalies & Chemicals Ltd.	70	640
Gujarat Ambuja Exports Ltd.	224	386
Gujarat Fluorochemicals Ltd.	37	1,349
Gujarat Gas Ltd.	279	1,843
Gujarat Industries Power Co. Ltd.	213	459
Gujarat Mineral Development Corp. Ltd.	328	1,546
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	301	2,287
Gujarat Pipavav Port Ltd.	992	2,312
Gujarat State Fertilizers & Chemicals Ltd.	868	2,196
Gujarat State Petronet Ltd.	733	2,550
Gulf Oil Lubricants India Ltd.	90	1,010
Happiest Minds Technologies Ltd.	52	493
Hathway Cable & Datacom Ltd.(1)	1,007	247
Havells India Ltd.	85	1,942
HCL Technologies Ltd.	763	12,130
HDFC Asset Management Co. Ltd.	137	6,379
HDFC Bank Ltd.	768	14,107
HDFC Life Insurance Co. Ltd.	186	1,227
HEG Ltd.	14	386
Hercules Hoists Ltd.	27	146
Heritage Foods Ltd.	64	310
Hero MotoCorp Ltd.	222	13,636
HFCL Ltd.	829	1,035
HG Infra Engineering Ltd.	39	707
Himatsingka Seide Ltd.(1)	75	114
Hindalco Industries Ltd.	2,599	21,531
Hindustan Aeronautics Ltd.	351	20,922
Hindustan Construction Co. Ltd.(1)	887	394
Hindustan Copper Ltd.	554	2,368
Hindustan Oil Exploration Co. Ltd.(1)	411	946
Hindustan Petroleum Corp. Ltd.	885	5,699
Hindustan Unilever Ltd.	182	5,080
Hi-Tech Gears Ltd.	18	208
HI-Tech Pipes Ltd.	396	578
HLV Ltd.(1)	511	151
Home First Finance Co. India Ltd.(1)	40	393
Housing & Urban Development Corp. Ltd.	934	3,072
HPL Electric & Power Ltd.	34	159
ICICI Bank Ltd., ADR	976	26,098
ICICI Lombard General Insurance Co. Ltd.	314	5,957
ICICI Prudential Life Insurance Co. Ltd.	126	825
ICICI Securities Ltd.	294	2,518
IDFC Ltd.(1)	873	1,188
IFCI Ltd.(1)	1,364	951
IIFL Securities Ltd.	143	332
India Cements Ltd.(1)	160	393
India Glycols Ltd.	58	524
Indiabulls Housing Finance Ltd.	1,348	2,551
Indiabulls Real Estate Ltd.(1)	1,211	1,939
IndiaMart InterMesh Ltd.	11	319
Indian Hotels Co. Ltd.	656	4,391
Indian Metals & Ferro Alloys Ltd.	57	471
Indian Oil Corp. Ltd.	4,539	8,841

Indian Railway Catering & Tourism Corp. Ltd.	278	3,404
Indian Renewable Energy Development Agency Ltd.(1)	2,054	4,562
Indo Count Industries Ltd.	378	1,525
Indraprastha Gas Ltd.	268	1,422
IndusInd Bank Ltd.	305	5,347
Infibeam Avenues Ltd.	1,603	577
Info Edge India Ltd.	47	3,212
Infosys Ltd., ADR	3,380	56,615
Ingersoll Rand India Ltd.	15	781
Inox Green Energy Services Ltd.(1)	145	231
Intellect Design Arena Ltd.	93	1,026
InterGlobe Aviation Ltd.(1)	74	3,714
Ipca Laboratories Ltd.	150	2,070
IRB Infrastructure Developers Ltd.	2,246	1,784
IRCON International Ltd.	383	1,245
ISGEC Heavy Engineering Ltd.	39	504
ISMT Ltd.	410	565
ITD Cementation India Ltd.	471	2,271
J Kumar Infraprojects Ltd.	176	1,592
Jagran Prakashan Ltd.(1)	285	311
Jai Corp. Ltd.	51	175
Jaiprakash Associates Ltd.(1)	1,112	207
Jaiprakash Power Ventures Ltd.(1)	9,973	2,306
Jammu & Kashmir Bank Ltd.	1,368	2,160
Jamna Auto Industries Ltd.	980	1,419
JB Chemicals & Pharmaceuticals Ltd.	76	1,614
JBM Auto Ltd.	28	704
Jindal Saw Ltd.	318	2,058
Jindal Steel & Power Ltd.	406	5,007
Jindal Worldwide Ltd.	101	391
JK Cement Ltd.	111	5,155
JK Lakshmi Cement Ltd.	196	1,846
JK Paper Ltd.	193	893
JK Tyre & Industries Ltd.	485	2,357
JM Financial Ltd.(1)	857	810
JSW Steel Ltd.	819	8,658
JTEKT India Ltd.	84	171
Jubilant Foodworks Ltd.	75	445
Jubilant Ingrevia Ltd.	154	925
Jubilant Pharmova Ltd.	120	990
Jupiter Life Line Hospitals Ltd.(1)	31	438
Just Dial Ltd.(1)	50	559
Jyothy Labs Ltd.	103	496
Jyoti Structures Ltd.(1)	1,727	528
Kajaria Ceramics Ltd.	31	448
Kalpataru Projects International Ltd.	424	6,091
Kalyan Jewellers India Ltd.	126	588
Kalyani Steels Ltd.	44	429
Kamdhenu Ltd.	75	456
Karnataka Bank Ltd.	514	1,320
Karur Vysya Bank Ltd.	1,552	3,666
KCP Ltd.	175	368
KEC International Ltd.	95	842
KEI Industries Ltd.	75	3,691
Kfin Technologies Ltd.(1)	105	879

Kiri Industries Ltd.(1)	140	511
Kirloskar Brothers Ltd.	99	2,044
Kitex Garments Ltd.	130	315
KNR Constructions Ltd.	124	473
Kopran Ltd.	121	328
Kotak Mahindra Bank Ltd.	504	10,163
KPIT Technologies Ltd.	191	3,343
KPR Mill Ltd.	57	525
L&T Finance Ltd.	2,117	3,887
Lakshmi Machine Works Ltd.	4	765
Larsen & Toubro Ltd.	478	21,037
Laurus Labs Ltd.	641	3,219
Lemon Tree Hotels Ltd.(1)	345	565
LIC Housing Finance Ltd.	792	6,016
Lincoln Pharmaceuticals Ltd.	32	217
Lloyds Metals & Energy Ltd.(1)	203	1,655
LT Foods Ltd.	114	281
LTIMindtree Ltd.	45	2,540
Lupin Ltd.	183	3,474
Mahanagar Gas Ltd.	76	1,182
Maharashtra Seamless Ltd.	182	1,430
Mahindra & Mahindra Financial Services Ltd.	924	2,967
Mahindra & Mahindra Ltd.	566	16,997
Mahindra Holidays & Resorts India Ltd.(1)	110	531
Mahindra Lifespace Developers Ltd.	54	375
Mahindra Logistics Ltd.	124	643
Maithan Alloys Ltd.	31	423
Man Infraconstruction Ltd.	446	1,005
Manappuram Finance Ltd.	2,300	4,660
Mangalam Cement Ltd.	100	1,024
Marico Ltd.	245	1,747
Maruti Suzuki India Ltd.	94	13,986
MAS Financial Services Ltd.	121	419
Max Financial Services Ltd.(1)	372	4,097
Max Healthcare Institute Ltd.	523	4,719
Meghmani Organics Ltd.	493	478
Metropolis Healthcare Ltd.	38	869
Minda Corp. Ltd.	265	1,353
Mishra Dhatu Nigam Ltd.	26	135
MOIL Ltd.	137	827
Mold-Tek Packaging Ltd.	38	345
Morepen Laboratories Ltd.(1)	391	217
Motherson Sumi Wiring India Ltd.	2,102	1,704
Motilal Oswal Financial Services Ltd.	92	2,450
Mphasis Ltd.	26	713
MRF Ltd.	6	9,025
Mrs Bectors Food Specialities Ltd.	54	820
MSTC Ltd.	28	300
Muthoot Finance Ltd.	289	5,837
Narayana Hrudayalaya Ltd.	206	2,937
Natco Pharma Ltd.	273	3,275
National Aluminium Co. Ltd.	2,503	5,758
National Fertilizers Ltd.	255	314
Nava Ltd.	157	916
Navkar Corp. Ltd.(1)	164	193

NCC Ltd.	877	3,024
NELCO Ltd.	14	121
NESCO Ltd.	58	593
Nestle India Ltd.	112	3,161
Netweb Technologies India Ltd.(1)	26	733
Neuland Laboratories Ltd.	24	1,738
NIIT Learning Systems Ltd.	274	1,366
NIIT Ltd.	115	138
Nippon Life India Asset Management Ltd.	324	2,325
NLC India Ltd.	183	520
NMDC Ltd.	3,184	9,952
NOCIL Ltd.	431	1,308
NTPC Ltd.	4,567	19,659
Nuvama Wealth Management Ltd.(1)	35	2,036
Oil & Natural Gas Corp. Ltd.	5,375	17,069
Orient Cement Ltd.	156	386
Orient Electric Ltd.	201	547
Orient Green Power Co. Ltd.(1)	2,777	655
Oriental Hotels Ltd.	148	234
Orissa Minerals Development Co. Ltd.(1)	2	135
Page Industries Ltd.	1	431
Pakka Ltd.	62	175
Panama Petrochem Ltd.	151	649
Parag Milk Foods Ltd.(1)	83	168
Patel Engineering Ltd.(1)	987	731
PB Fintech Ltd.(1)	138	2,139
PC Jeweller Ltd.(1)	630	352
PCBL Ltd.	875	2,471
Peninsula Land Ltd.(1)	350	248
Pennar Industries Ltd.(1)	476	820
Persistent Systems Ltd.	114	4,660
Petronet LNG Ltd.	2,179	7,777
Phoenix Mills Ltd.	89	3,309
PI Industries Ltd.	87	3,695
Pidilite Industries Ltd.	96	3,418
Piramal Enterprises Ltd.	26	248
Piramal Pharma Ltd.(1)	573	1,020
Pitti Engineering Ltd.	67	725
PNB Gilts Ltd.(1)	138	168
PNB Housing Finance Ltd.(1)	136	1,180
PNC Infratech Ltd.	299	1,860
Poly Medicure Ltd.	21	454
Polycab India Ltd.	14	1,134
Poonawalla Fincorp Ltd.	199	1,075
Power Finance Corp. Ltd.	3,593	21,247
Power Grid Corp. of India Ltd.	6,850	25,489
Power Mech Projects Ltd.	26	1,446
Praj Industries Ltd.	37	231
Prakash Industries Ltd.(1)	530	1,022
Pricol Ltd.(1)	246	1,292
Procter & Gamble Health Ltd.	19	1,071
PTC India Ltd.	762	1,916
Punjab National Bank	2,770	4,304
Puravankara Ltd.	98	477
Quess Corp. Ltd.	241	1,641

Quick Heal Technologies Ltd.	24	128
Rain Industries Ltd.(1)	340	667
Rallis India Ltd.(1)	175	539
Ramco Cements Ltd.	28	249
Ramkrishna Forgings Ltd.	307	2,451
Ramky Infrastructure Ltd.(1)	55	337
Rashtriya Chemicals & Fertilizers Ltd.	607	1,122
RattanIndia Power Ltd.(1)	2,046	470
Raymond Ltd.	86	2,278
RBL Bank Ltd.	1,075	3,171
REC Ltd.	3,252	20,991
Redington Ltd.	939	2,236
Redtape Ltd.(1)	40	350
Relaxo Footwears Ltd.	20	189
Reliance Industrial Infrastructure Ltd.	8	113
Reliance Industries Ltd., GDR	1,170	81,250
Reliance Infrastructure Ltd.(1)	573	1,143
Reliance Power Ltd.(1)	7,905	2,330
Religare Enterprises Ltd.(1)	54	133
Repco Home Finance Ltd.	181	1,021
Rico Auto Industries Ltd.	352	501
RITES Ltd.	217	1,818
Salzer Electronics Ltd.	32	269
SAMHI Hotels Ltd.(1)	102	225
Samvardhana Motherson International Ltd.	4,828	8,782
Sandhar Technologies Ltd.	75	477
Sandur Manganese & Iron Ores Ltd.	61	387
Sanghvi Movers Ltd.	125	1,644
Sansera Engineering Ltd.	113	1,422
Sarda Energy & Minerals Ltd.	151	405
Saregama India Ltd.	91	549
Savita Oil Technologies Ltd.	48	288
SBFC Finance Ltd.(1)	717	699
SBI Cards & Payment Services Ltd.	124	1,030
SBI Life Insurance Co. Ltd.	228	3,789
Schneider Electric Infrastructure Ltd.(1)	74	610
SH Kelkar & Co. Ltd.	296	686
Shaily Engineering Plastics Ltd.(1)	130	991
Shakti Pumps India Ltd.	14	419
Shankara Building Products Ltd.	14	115
Shilpa Medicare Ltd.(1)	82	478
Shipping Corp. of India Ltd.	843	2,487
Shivalik Bimetal Controls Ltd.	27	164
Shree Cement Ltd.	3	887
Shriram Finance Ltd.	589	16,639
Siemens Ltd.	37	3,093
SJVN Ltd.	980	1,647
SKF India Ltd.	6	431
Skipper Ltd.	161	575
SMS Pharmaceuticals Ltd.	62	147
Snowman Logistics Ltd.	233	171
Sobha Ltd.	201	4,586
Solara Active Pharma Sciences Ltd.(1)	36	180
Sonata Software Ltd.	379	2,343
South Indian Bank Ltd.	5,261	1,700

Southern Petrochemical Industries Corp. Ltd.	251	214
Spandana Sphoorty Financial Ltd.(1)	39	354
SRF Ltd.	237	6,290
Star Cement Ltd.(1)	344	878
Star Health & Allied Insurance Co. Ltd.(1)	32	200
State Bank of India, GDR	228	22,950
Sterling & Wilson Renewable(1)	82	691
Strides Pharma Science Ltd.	174	1,796
Sudarshan Chemical Industries Ltd.	184	1,734
Sula Vineyards Ltd.	85	532
Sun Pharmaceutical Industries Ltd.	441	7,723
Sun TV Network Ltd.	196	1,544
Sunflag Iron & Steel Co. Ltd.(1)	152	385
Sunteck Realty Ltd.(1)	67	379
Supreme Industries Ltd.	48	3,042
Supreme Petrochem Ltd.	273	2,125
Surya Roshni Ltd.	86	600
Suven Pharmaceuticals Ltd.(1)	237	1,757
Suzlon Energy Ltd.(1)	7,763	4,448
Swelect Energy Systems Ltd.	24	355
Symphony Ltd.	12	156
Syngene International Ltd.	41	330
TAJGVK Hotels & Resorts Ltd.	52	204
Tanla Platforms Ltd.	36	397
TARC Ltd.(1)	134	270
Tata Chemicals Ltd.	253	3,125
Tata Communications Ltd.	139	2,966
Tata Consultancy Services Ltd.	663	29,216
Tata Consumer Products Ltd.	238	3,028
Tata Elxsi Ltd.	26	2,168
Tata Investment Corp. Ltd.	29	2,230
Tata Motors Ltd.	2,373	26,288
Tata Motors Ltd., Class A	653	4,850
Tata Power Co. Ltd.	918	4,814
Tata Steel Ltd.	12,783	25,642
TD Power Systems Ltd.	153	617
TeamLease Services Ltd.(1)	12	420
Tech Mahindra Ltd.	650	9,606
Texmaco Infrastructure & Holdings Ltd.	112	155
Thirumalai Chemicals Ltd.	168	514
Thomas Cook India Ltd.	309	771
Thyrocare Technologies Ltd.(1)	43	316
Tide Water Oil Co. India Ltd.	14	301
Time Technoplast Ltd.	448	1,482
Timken India Ltd.	4	190
Tips Industries Ltd.	95	475
Titagarh Rail System Ltd.	134	2,276
Titan Co. Ltd.	170	6,615
Torrent Pharmaceuticals Ltd.	144	4,657
TransIndia Real Estate Ltd.(1)	390	201
Trent Ltd.	81	4,431
Trident Ltd.	4,011	1,756
Triveni Engineering & Industries Ltd.	62	244
Triveni Turbine Ltd.	260	1,830
Tube Investments of India Ltd.	40	1,715

TV18 Broadcast Ltd.(1)	525	264
TVS Motor Co. Ltd.	86	2,249
Ujjivan Small Finance Bank Ltd.	1,001	598
UltraTech Cement Ltd.	83	9,869
Union Bank of India Ltd.	2,549	4,900
Unitech Ltd.(1)	2,523	300
United Spirits Ltd.	198	2,757
UNO Minda Ltd.	125	1,273
UPL Ltd.	21	128
Usha Martin Ltd.	61	267
UTI Asset Management Co. Ltd.	115	1,252
VA Tech Wabag Ltd.(1)	182	2,147
Vaibhav Global Ltd.	46	187
Vardhman Textiles Ltd.	456	2,470
Varun Beverages Ltd.	395	6,759
Vascon Engineers Ltd.	223	169
Vedanta Ltd.	2,090	11,253
V-Guard Industries Ltd.	323	1,435
Vinati Organics Ltd.	10	209
Vindhya Telelinks Ltd.	15	387
Voltamp Transformers Ltd.	15	2,027
Voltas Ltd.	140	2,283
Welspun Corp. Ltd.	103	681
Welspun Enterprises Ltd.	302	1,643
Welspun Living Ltd.	568	929
West Coast Paper Mills Ltd.	65	464
Westlife Foodworld Ltd.	14	139
Windlas Biotech Ltd.	35	266
Wipro Ltd., ADR	1,631	8,400
Wockhardt Ltd.(1)	136	865
Wonderla Holidays Ltd.	45	454
Xchanging Solutions Ltd.	85	117
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	30	149
Yes Bank Ltd.(1)	18,906	5,219
Zen Technologies Ltd.	58	673
Zensar Technologies Ltd.	148	1,084
ZF Commercial Vehicle Control Systems India Ltd.	2	417
Zomato Ltd.(1)	2,925	6,294
Zuari Industries Ltd.	46	154
		1,570,221
Indonesia — 1.6%
Ace Hardware Indonesia Tbk. PT	19,800	1,001
Adaro Energy Indonesia Tbk. PT	28,200	4,812
AKR Corporindo Tbk. PT	8,500	838
Amman Mineral Internasional PT(1)	5,000	3,721
Aneka Tambang Tbk. PT	5,700	515
Astra International Tbk. PT	7,300	1,931
Bank Central Asia Tbk. PT	19,200	10,924
Bank Jago Tbk. PT(1)	1,400	208
Bank Mandiri Persero Tbk. PT	43,400	15,740
Bank Negara Indonesia Persero Tbk. PT	13,900	3,772
Bank Rakyat Indonesia Persero Tbk. PT	51,300	13,750
Bank Tabungan Negara Persero Tbk. PT	9,400	710
BFI Finance Indonesia Tbk. PT	15,000	937
Bukalapak.com Tbk. PT(1)	10,700	86

Bukit Asam Tbk. PT	8,800	1,353
Charoen Pokphand Indonesia Tbk. PT	6,100	1,949
Ciputra Development Tbk. PT	16,700	1,130
Dharma Satya Nusantara Tbk. PT	9,000	352
Erajaya Swasembada Tbk. PT	10,700	264
ESSA Industries Indonesia Tbk. PT	2,800	133
Gajah Tunggal Tbk. PT(1)	6,200	403
Global Mediacom Tbk. PT(1)	9,900	141
Indah Kiat Pulp & Paper Tbk. PT(1)	600	337
Indo Tambangraya Megah Tbk. PT	900	1,383
Indocement Tunggal Prakarsa Tbk. PT	700	279
Indofood CBP Sukses Makmur Tbk. PT	700	420
Indofood Sukses Makmur Tbk. PT	1,200	434
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	8,100	354
Japfa Comfeed Indonesia Tbk. PT(1)	7,000	590
Jasa Marga Persero Tbk. PT	3,200	942
Kalbe Farma Tbk. PT	1,800	165
Map Aktif Adiperkasa PT	5,700	272
Mark Dynamics Indonesia Tbk. PT	2,100	114
Medco Energi Internasional Tbk. PT	3,000	259
Merdeka Copper Gold Tbk. PT(1)	700	116
Midi Utama Indonesia Tbk. PT	11,800	291
Mitra Adiperkasa Tbk. PT	14,400	1,127
Mitra Keluarga Karyasehat Tbk. PT	2,100	373
Mitra Pinasthika Mustika Tbk. PT	3,400	222
Perusahaan Gas Negara Tbk. PT	4,500	438
Petrindo Jaya Kreasi Tbk. PT(1)	500	231
Sarana Menara Nusantara Tbk. PT	11,100	472
Semen Indonesia Persero Tbk. PT	3,300	710
Sumber Alfaria Trijaya Tbk. PT	15,500	2,529
Summarecon Agung Tbk. PT	17,500	550
Surya Semesta Internusa Tbk. PT(1)	8,500	624
Telkom Indonesia Persero Tbk. PT, ADR	935	16,802
Transcoal Pacific Tbk. PT	300	135
Unilever Indonesia Tbk. PT	2,200	423
United Tractors Tbk. PT	1,300	1,768
XL Axiata Tbk. PT	13,200	1,876
		98,906
Malaysia — 2.8%
Alliance Bank Malaysia Bhd.	3,400	2,797
AMMB Holdings Bhd.	5,900	5,330
Axiata Group Bhd.	6,200	3,692
Bank Islam Malaysia Bhd.	3,300	1,762
Bermaz Auto Bhd.	3,300	1,706
Bumi Armada Bhd.(1)	12,600	1,546
Bursa Malaysia Bhd.	300	541
Carlsberg Brewery Malaysia Bhd.	100	421
CELCOMDIGI Bhd.	3,700	2,996
CIMB Group Holdings Bhd.	9,900	14,414
CTOS Digital Bhd.	1,800	536
Dayang Enterprise Holdings Bhd.	1,900	1,068
Dialog Group Bhd.	2,600	1,322
Eastern & Oriental Bhd.(1)	4,900	1,064
Eco World Development Group Bhd.	1,900	611
Econpile Holdings Bhd.(1)	1,000	98

Ekovest Bhd.(1)	2,100	202
Fraser & Neave Holdings Bhd.	200	1,385
Frontken Corp. Bhd.	1,600	1,449
Gamuda Bhd.	1,500	1,933
Genting Bhd.	6,000	6,072
Genting Malaysia Bhd.	3,200	1,805
Hartalega Holdings Bhd.(1)	800	534
Heineken Malaysia Bhd.	200	1,020
Hibiscus Petroleum Bhd.	1,800	959
Hong Leong Bank Bhd.	400	1,638
IHH Healthcare Bhd.	1,400	1,841
IJM Corp. Bhd.	5,500	3,223
Inari Amertron Bhd.	1,300	900
IOI Corp. Bhd.	900	731
IOI Properties Group Bhd.	3,000	1,607
Iskandar Waterfront City Bhd.(1)	600	96
ITMAX SYSTEM Bhd.	500	242
Jaya Tiasa Holdings Bhd.	4,900	1,157
Kelington Group Bhd.	1,900	1,274
Kossan Rubber Industries Bhd.	1,400	661
KPJ Healthcare Bhd.	3,200	1,294
Kuala Lumpur Kepong Bhd.	500	2,218
Mah Sing Group Bhd.	6,700	2,140
Malayan Banking Bhd.	4,900	10,340
Malayan Cement Bhd.	200	221
Malaysia Airports Holdings Bhd.	1,900	4,014
Malaysia Building Society Bhd.(1)	6,300	1,194
Malaysian Pacific Industries Bhd.	100	789
Malaysian Resources Corp. Bhd.	5,900	825
Maxis Bhd.	400	309
MISC Bhd.	2,200	3,900
MR DIY Group M Bhd.	2,900	1,115
MSM Malaysia Holdings Bhd.(1)	400	226
My EG Services Bhd.	3,600	843
PA Resources Bhd.	2,100	181
Pecca Group Bhd.	1,000	314
Perdana Petroleum Bhd.(1)	4,200	357
Petronas Chemicals Group Bhd.	600	856
Petronas Dagangan Bhd.	100	421
Petronas Gas Bhd.	900	3,496
PPB Group Bhd.	400	1,255
Press Metal Aluminium Holdings Bhd.	1,400	1,667
Public Bank Bhd.	15,200	13,245
QL Resources Bhd.	1,300	1,741
Ranhill Utilities Bhd.	3,919	1,118
RGB International Bhd.	7,000	618
RHB Bank Bhd.	3,300	3,852
Sime Darby Bhd.	4,000	2,365
Sime Darby Plantation Bhd.	2,900	2,620
Sime Darby Property Bhd.	9,100	2,405
SP Setia Bhd. Group	1,700	525
Telekom Malaysia Bhd.	2,700	3,567
Tenaga Nasional Bhd.	5,200	14,412
TH Plantations Bhd.	1,700	226
TIME dotCom Bhd.	400	449

Top Glove Corp. Bhd.(1)	3,500	782
TSH Resources Bhd.	4,100	914
UEM Sunrise Bhd.	2,500	619
Unisem M Bhd.	500	437
United Plantations Bhd.	300	1,603
Velesto Energy Bhd.	28,800	1,625
Yinson Holdings Bhd.	4,600	2,268
YTL Corp. Bhd.	3,400	2,603
YTL Power International Bhd.	5,000	5,241
		169,843
Mexico — 4.4%
Alfa SAB de CV, Class A	3,500	2,434
Alsea SAB de CV	900	3,567
America Movil SAB de CV, ADR	1,144	21,210
Arca Continental SAB de CV	300	3,076
Banco del Bajio SA	3,900	13,505
Bolsa Mexicana de Valores SAB de CV	700	1,272
Cemex SAB de CV, ADR(1)	833	6,273
Coca-Cola Femsa SAB de CV	500	4,670
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	354	2,821
Corp. Inmobiliaria Vesta SAB de CV	1,900	6,634
Fomento Economico Mexicano SAB de CV, ADR	178	20,402
GCC SAB de CV	300	3,281
Genomma Lab Internacional SAB de CV, Class B	1,500	1,566
Gentera SAB de CV	8,400	12,976
Gruma SAB de CV, B Shares	175	3,407
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	30	2,454
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10	1,887
Grupo Aeroportuario del Sureste SAB de CV, ADR	29	9,732
Grupo Bimbo SAB de CV, Series A	200	752
Grupo Carso SAB de CV, Series A1	600	4,629
Grupo Financiero Banorte SAB de CV, Class O	5,700	54,146
Grupo Financiero Inbursa SAB de CV, Class O(1)	4,700	12,577
Grupo Mexico SAB de CV, Series B	3,500	21,594
Grupo Televisa SAB, ADR	797	2,654
Industrias Penoles SAB de CV(1)	300	4,734
Kimberly-Clark de Mexico SAB de CV, A Shares	3,400	7,150
Megacable Holdings SAB de CV	5,800	18,323
Nemak SAB de CV(1)	6,100	1,179
Operadora De Sites Mexicanos SAB de CV	1,100	1,140
Orbia Advance Corp. SAB de CV	900	1,475
Promotora y Operadora de Infraestructura SAB de CV	530	5,821
Qualitas Controladora SAB de CV	100	1,283
Wal-Mart de Mexico SAB de CV	2,600	9,769
		268,393
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	203	3,634
Credicorp Ltd.	86	14,217
Intercorp Financial Services, Inc.	254	6,114
Southern Copper Corp.	68	8,031
		31,996
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	1,300	778
Ayala Corp.	470	4,786
Ayala Land, Inc.	3,900	1,754

Bank of the Philippine Islands	2,840	5,835
BDO Unibank, Inc.	3,430	7,624
Century Pacific Food, Inc.	2,700	1,729
Converge Information & Communications Technology Solutions, Inc.(1)	9,600	1,770
DigiPlus Interactive Corp.	8,600	2,058
DMCI Holdings, Inc.	14,700	2,992
GT Capital Holdings, Inc.	360	3,703
International Container Terminal Services, Inc.	1,290	7,539
JG Summit Holdings, Inc.	5,900	3,126
Jollibee Foods Corp.	710	2,629
Manila Electric Co.	250	1,568
Manila Water Co., Inc.	1,500	712
Metropolitan Bank & Trust Co.	4,400	4,671
PLDT, Inc., ADR	109	2,752
Semirara Mining & Power Corp.	3,600	2,088
SM Investments Corp.	140	2,083
SM Prime Holdings, Inc.	6,800	3,136
Universal Robina Corp.	100	183
		63,516
Poland — 1.9%
Alior Bank SA	373	9,062
Allegro.eu SA(1)	99	953
Bank Millennium SA(1)	2,461	5,614
Bank Polska Kasa Opieki SA	304	12,382
Budimex SA	29	5,509
CCC SA(1)	214	7,279
Dino Polska SA(1)	69	6,876
Enea SA(1)	419	1,092
Eurocash SA	339	1,157
Grupa Kety SA	35	7,690
Jastrzebska Spolka Weglowa SA(1)	81	587
KGHM Polska Miedz SA	99	3,846
KRUK SA	8	929
LPP SA	2	8,833
mBank SA(1)	9	1,437
Orange Polska SA	1,488	3,104
ORLEN SA	626	10,140
Pepco Group NV(1)	342	2,122
PGE Polska Grupa Energetyczna SA(1)	1,592	2,750
Powszechna Kasa Oszczednosci Bank Polski SA	605	9,167
Powszechny Zaklad Ubezpieczen SA	690	8,782
Santander Bank Polska SA	21	2,708
Tauron Polska Energia SA(1)	228	235
XTB SA	175	2,963
		115,217
South Africa — 5.2%
Absa Group Ltd.	1,139	9,078
AECI Ltd.	253	1,297
African Rainbow Minerals Ltd.	398	4,819
Anglo American Platinum Ltd.	46	1,509
Anglogold Ashanti PLC	159	3,816
Aspen Pharmacare Holdings Ltd.	770	9,557
AVI Ltd.	1,419	6,431
Barloworld Ltd.	99	474
Bid Corp. Ltd.	289	6,409

Bidvest Group Ltd.	202	2,641
Capitec Bank Holdings Ltd.	71	8,058
Clicks Group Ltd.	521	8,177
Coronation Fund Managers Ltd.	921	1,708
Dis-Chem Pharmacies Ltd.	1,260	2,088
Discovery Ltd.	405	2,368
Exxaro Resources Ltd.	693	6,714
FirstRand Ltd.	3,917	13,589
Fortress Real Estate Investments Ltd., Class B	5,943	4,775
Foschini Group Ltd.	1,831	9,265
Gold Fields Ltd., ADR	1,349	21,247
Harmony Gold Mining Co. Ltd., ADR	1,303	11,857
Impala Platinum Holdings Ltd.	282	1,453
Investec Ltd.	423	2,766
Kumba Iron Ore Ltd.	89	2,333
Life Healthcare Group Holdings Ltd.	3,159	1,860
Momentum Metropolitan Holdings	7,450	8,471
Mr Price Group Ltd.	668	6,326
MTN Group Ltd.	718	3,150
MultiChoice Group(1)	964	5,770
Naspers Ltd., N Shares	88	17,444
Nedbank Group Ltd.	985	11,957
NEPI Rockcastle NV(1)	1,370	9,512
Netcare Ltd.	2,981	1,796
Northam Platinum Holdings Ltd.	1,035	7,151
Old Mutual Ltd.	21,554	12,186
OUTsurance Group Ltd.	798	1,697
Pepkor Holdings Ltd.	2,127	1,933
Pick n Pay Stores Ltd.	225	298
Reinet Investments SCA	311	7,858
Remgro Ltd.	718	4,636
Sanlam Ltd.	2,416	9,116
Santam Ltd.	123	1,961
Sappi Ltd.	3,285	9,444
Sasol Ltd., ADR	54	368
Shoprite Holdings Ltd.	702	9,334
Sibanye Stillwater Ltd., ADR	915	4,639
SPAR Group Ltd.(1)	341	1,890
Standard Bank Group Ltd.	1,885	18,007
Telkom SA SOC Ltd.(1)	2,155	2,738
Thungela Resources Ltd.	81	582
Tiger Brands Ltd.	248	2,568
Truworths International Ltd.	1,433	5,824
Vodacom Group Ltd.	492	2,427
Woolworths Holdings Ltd.	246	711
		314,083
South Korea — 16.1%
Aekyung Chemical Co. Ltd.	28	261
Agabang&Company(1)	50	206
Ahnlab, Inc.	4	184
Alteogen, Inc.(1)	15	2,022
Amorepacific Corp.	11	1,545
AMOREPACIFIC Group	23	637
Ananti, Inc.(1)	119	517
Asiana Airlines, Inc.(1)	162	1,278

BGF retail Co. Ltd.	9	758
BH Co. Ltd.	25	480
BNK Financial Group, Inc.	733	4,490
Boryung	18	134
Celltrion Pharm, Inc.(1)	8	518
Celltrion, Inc.	52	6,638
Cheil Worldwide, Inc.	99	1,339
Chong Kun Dang Pharmaceutical Corp.	23	1,742
CJ CGV Co. Ltd.(1)	289	1,190
CJ CheilJedang Corp.	15	3,799
CJ Corp.	40	4,007
CJ ENM Co. Ltd.(1)	49	3,168
CJ Logistics Corp.	33	2,477
Classys, Inc.	21	751
Com2uSCorp	10	292
Cosmax, Inc.	7	862
CosmoAM&T Co. Ltd.(1)	11	1,244
Coway Co. Ltd.	141	5,774
CS Wind Corp.	57	2,185
Daeduck Electronics Co. Ltd.	53	893
Daesang Corp.	94	1,602
Daewoo Engineering & Construction Co. Ltd.(1)	134	355
Daewoong Co. Ltd.	77	911
Daewoong Pharmaceutical Co. Ltd.	12	929
Daishin Securities Co. Ltd.	81	884
Daou Data Corp.	23	192
Daou Technology, Inc.	73	1,042
DB HiTek Co. Ltd.	53	1,561
DB Insurance Co. Ltd.	112	8,394
Dentium Co. Ltd.	22	1,791
Devsisters Co. Ltd.(1)	4	153
DGB Financial Group, Inc.	504	3,005
DI Dong Il Corp.	24	435
DL E&C Co. Ltd.	101	2,487
DL Holdings Co. Ltd.	37	1,486
DN Automotive Corp.	5	288
Dong-A Socio Holdings Co. Ltd.	7	511
Dong-A ST Co. Ltd.	7	307
Dongjin Semichem Co. Ltd.	82	2,497
DongKook Pharmaceutical Co. Ltd.	27	376
Dongkuk Steel Mill Co. Ltd.	126	955
Dongsuh Cos., Inc.	39	529
Dongwha Enterprise Co. Ltd.(1)	30	367
Dongwon Systems Corp.	19	609
Doosan Bobcat, Inc.	80	3,345
Doosan Co. Ltd.	5	745
Doosan Enerbility Co. Ltd.(1)	482	7,268
Doosan Tesna, Inc.	26	817
Douzone Bizon Co. Ltd.	55	2,450
Dreamtech Co. Ltd.	44	288
Duk San Neolux Co. Ltd.(1)	4	131
Ecopro BM Co. Ltd.(1)	20	2,793
Ecopro Co. Ltd.(1)	5	343
Ecopro HN Co. Ltd.	8	378
Ecopro Materials Co. Ltd.(1)	3	173

E-MART, Inc.	45	1,999
EMRO, Inc.(1)	7	383
Enchem Co. Ltd.(1)	5	1,070
Eo Technics Co. Ltd.	7	998
Eugene Investment & Securities Co. Ltd.	200	599
Eugene Technology Co. Ltd.	4	147
Fila Holdings Corp.	126	3,594
Foosung Co. Ltd.(1)	17	93
GigaVis Co. Ltd.	5	226
GOLFZON Co. Ltd.	6	317
Gradiant Corp.	37	401
Grand Korea Leisure Co. Ltd.	27	263
Green Cross Corp.	5	416
Green Cross Holdings Corp.	27	273
GS Engineering & Construction Corp.(1)	186	2,017
GS Holdings Corp.	160	5,051
GS Retail Co. Ltd.	61	876
HAESUNG DS Co. Ltd.	14	469
Hana Financial Group, Inc.	654	29,205
Hana Materials, Inc.	12	436
Hana Micron, Inc.	101	1,553
Hana Tour Service, Inc.	47	1,945
Hanall Biopharma Co. Ltd.(1)	10	229
Hancom, Inc.	14	264
Handsome Co. Ltd.	45	583
Hanjin Kal Corp.	14	646
Hankook & Co. Co. Ltd.	77	838
Hankook Tire & Technology Co. Ltd.	248	7,858
Hanmi Pharm Co. Ltd.	8	1,641
Hanmi Science Co. Ltd.	17	388
Hanmi Semiconductor Co. Ltd.	36	4,237
Hanon Systems	42	152
Hansae Co. Ltd.	46	789
Hansol Chemical Co. Ltd.	11	1,511
Hanssem Co. Ltd.	11	463
Hanwha Aerospace Co. Ltd.	82	12,230
Hanwha Corp.	68	1,335
Hanwha Corp., Preference Shares	33	357
Hanwha Engine(1)	159	1,441
Hanwha General Insurance Co. Ltd.	258	904
Hanwha Investment & Securities Co. Ltd.(1)	418	985
Hanwha Life Insurance Co. Ltd.	841	1,709
Hanwha Ocean Co. Ltd.(1)	5	108
Hanwha Solutions Corp.	165	3,788
Hanwha Systems Co. Ltd.	35	443
Harim Holdings Co. Ltd.	211	947
HD Hyundai Co. Ltd.	114	5,681
HD Hyundai Construction Equipment Co. Ltd.	10	414
HD Hyundai Electric Co. Ltd.	13	2,824
HD Hyundai Heavy Industries Co. Ltd.(1)	13	1,213
HD Hyundai Infracore Co. Ltd.(1)	104	627
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	91	8,598
HDC Hyundai Development Co-Engineering & Construction, E Shares	204	2,589
Hite Jinro Co. Ltd.	82	1,193
HK inno N Corp.	5	140

HL Mando Co. Ltd.	33	1,039
HLB Life Science Co. Ltd.(1)	25	182
HLB, Inc.(1)	43	1,908
HMM Co. Ltd.	407	5,320
Hotel Shilla Co. Ltd.	9	372
HPSP Co. Ltd.	55	1,703
Hugel, Inc.(1)	9	1,243
Humedix Co. Ltd.	5	129
HYBE Co. Ltd.	5	726
Hyosung Advanced Materials Corp.	4	1,074
Hyosung Corp.	21	909
Hyosung Heavy Industries Corp.	15	4,796
Hyosung TNC Corp.	4	1,167
Hyundai Department Store Co. Ltd.	24	864
Hyundai Engineering & Construction Co. Ltd.	92	2,208
Hyundai Glovis Co. Ltd.	41	5,336
Hyundai Home Shopping Network Corp.	18	682
Hyundai Marine & Fire Insurance Co. Ltd.	89	2,111
Hyundai Mobis Co. Ltd.	80	12,473
Hyundai Motor Co.	194	35,600
Hyundai Rotem Co. Ltd.	197	5,131
Hyundai Steel Co.	143	3,071
Hyundai Wia Corp.	34	1,372
Industrial Bank of Korea	696	6,927
Innocean Worldwide, Inc.	45	709
Innox Advanced Materials Co. Ltd.	34	816
Interflex Co. Ltd.(1)	26	296
INTOPS Co. Ltd.	34	579
IS Dongseo Co. Ltd.	35	647
ISC Co. Ltd.	4	221
i-SENS, Inc.	6	77
ISU Specialty Chemical(1)	15	537
IsuPetasys Co. Ltd.	117	4,100
JB Financial Group Co. Ltd.	438	4,622
Jeio Co. Ltd.(1)	31	506
Jeju Air Co. Ltd.(1)	78	611
Jin Air Co. Ltd.(1)	67	619
JW Pharmaceutical Corp.	14	291
JYP Entertainment Corp.	2	85
K Car Co. Ltd.	52	522
Kakao Corp.	212	6,680
KakaoBank Corp.	110	1,779
Kakaopay Corp.(1)	12	270
Kangwon Land, Inc.	213	2,298
KB Financial Group, Inc., ADR	605	34,812
KC Co. Ltd.	39	600
KC Tech Co. Ltd.	25	680
KCC Corp.	14	2,983
KCC Glass Corp.	26	759
KEPCO Engineering & Construction Co., Inc.	15	760
KEPCO Plant Service & Engineering Co. Ltd.	72	1,939
KG Dongbusteel	113	564
KH Vatec Co. Ltd.	47	502
Kia Corp.	423	36,106
KIWOOM Securities Co. Ltd.	50	4,849

Koh Young Technology, Inc.	79	783
Kolmar Korea Co. Ltd.	9	420
Kolon Industries, Inc.	20	610
KoMiCo Ltd.	9	561
Korea Aerospace Industries Ltd.	88	3,301
Korea Electric Power Corp., ADR(1)	617	4,455
Korea Electric Terminal Co. Ltd.	16	804
Korea Gas Corp.(1)	84	1,815
Korea Investment Holdings Co. Ltd.	130	6,132
Korea Line Corp.(1)	769	1,386
Korea Petrochemical Ind Co. Ltd.	3	329
Korea Zinc Co. Ltd.	7	2,672
Korean Air Lines Co. Ltd.	468	7,062
Korean Reinsurance Co.	430	2,517
Krafton, Inc.(1)	51	9,216
KT Corp.	169	4,512
Kum Yang Co. Ltd.(1)	36	2,192
Kumho Petrochemical Co. Ltd.	45	4,808
Kumho Tire Co., Inc.(1)	499	2,583
Kyung Dong Navien Co. Ltd.	28	1,062
L&F Co. Ltd.(1)	2	227
Lake Materials Co. Ltd.(1)	28	398
LEENO Industrial, Inc.	23	4,457
LG Chem Ltd.	28	7,156
LG Corp.	146	8,591
LG Display Co. Ltd., ADR(1)	600	2,106
LG Electronics, Inc.	114	8,671
LG Energy Solution Ltd.(1)	8	1,927
LG H&H Co. Ltd.	2	605
LG Innotek Co. Ltd.	14	2,512
LG Uplus Corp.	533	3,722
LIG Nex1 Co. Ltd.	39	4,539
LigaChem Biosciences, Inc.(1)	6	278
Lotte Chemical Corp.	19	1,557
Lotte Chilsung Beverage Co. Ltd.	7	653
Lotte Corp.	83	1,573
Lotte Energy Materials Corp.	14	487
LOTTE Fine Chemical Co. Ltd.	5	174
Lotte Innovate	28	553
Lotte Rental Co. Ltd.	54	1,089
Lotte Shopping Co. Ltd.	33	1,577
Lotte Wellfood Co. Ltd.	9	936
LS Corp.	37	4,565
LS Electric Co. Ltd.	16	2,480
LVMC Holdings(1)	301	578
LX International Corp.	89	2,021
LX Semicon Co. Ltd.	19	981
Mcnex Co. Ltd.	22	355
MegaStudyEdu Co. Ltd.	28	1,221
Meritz Financial Group, Inc.	227	12,578
Mirae Asset Securities Co. Ltd.	514	2,687
MNTech Co. Ltd.(1)	90	882
Myoung Shin Industrial Co. Ltd.	49	527
Naturecell Co. Ltd.(1)	32	277
NAVER Corp.	95	11,761

NCSoft Corp.	4	552
Neowiz	23	339
NEPES Corp.(1)	56	699
Netmarble Corp.(1)	12	524
Nexen Tire Corp.	131	784
NEXTIN, Inc.	12	575
NH Investment & Securities Co. Ltd.	384	3,410
NHN Corp.	47	746
NICE Information Service Co. Ltd.	61	487
NongShim Co. Ltd.	2	665
OCI Co. Ltd.	2	140
OCI Holdings Co. Ltd.	45	3,167
Orion Corp.	11	728
Orion Holdings Corp.	42	452
Ottogi Corp.	6	1,976
Pan Ocean Co. Ltd.	731	2,281
Paradise Co. Ltd.	52	539
Park Systems Corp.	5	656
Partron Co. Ltd.	147	816
PI Advanced Materials Co. Ltd.(1)	13	264
Poongsan Corp.	75	3,349
Posco DX Co. Ltd.	51	1,312
POSCO Future M Co. Ltd.	5	914
POSCO Holdings, Inc., ADR	108	7,280
Posco International Corp.	19	595
Posco M-Tech Co. Ltd.	6	88
PSK, Inc.	76	1,746
Rainbow Robotics(1)	1	115
S-1 Corp.	41	1,883
Sam Chun Dang Pharm Co. Ltd.(1)	6	519
Sam Young Electronics Co. Ltd.	21	146
Samsung Biologics Co. Ltd.(1)	6	3,165
Samsung C&T Corp.	67	6,557
Samsung E&A Co. Ltd.(1)	47	796
Samsung Electro-Mechanics Co. Ltd.	78	8,761
Samsung Electronics Co. Ltd., GDR	113	153,110
Samsung Fire & Marine Insurance Co. Ltd.	58	14,642
Samsung Heavy Industries Co. Ltd.(1)	1,211	8,071
Samsung Life Insurance Co. Ltd.	145	8,860
Samsung SDI Co. Ltd.	6	1,639
Samsung SDS Co. Ltd.	66	7,322
Samsung Securities Co. Ltd.	180	4,712
Samyang Foods Co. Ltd.	6	2,299
Samyang Holdings Corp.	7	353
SD Biosensor, Inc.(1)	70	509
SeAH Besteel Holdings Corp.	49	809
SeAH Steel Holdings Corp.	7	1,070
Sebang Global Battery Co. Ltd.	28	2,082
Seegene, Inc.	50	765
Seojin System Co. Ltd.(1)	35	832
Seoul Semiconductor Co. Ltd.	96	678
Seoyon E-Hwa Co. Ltd.	61	742
SFA Semicon Co. Ltd.(1)	40	157
Shinhan Financial Group Co. Ltd., ADR	759	26,110
Shinsegae International, Inc.	30	379

Shinsegae, Inc.	13	1,534
Shinsung Delta Tech Co. Ltd.	12	596
Shinsung E&G Co. Ltd.(1)	120	186
SIMMTECH Co. Ltd.	8	195
SK Biopharmaceuticals Co. Ltd.(1)	9	557
SK Bioscience Co. Ltd.(1)	8	300
SK Chemicals Co. Ltd.	28	1,078
SK Discovery Co. Ltd.	42	1,341
SK Gas Ltd.	8	1,033
SK Hynix, Inc.	262	36,101
SK IE Technology Co. Ltd.(1)	4	125
SK Innovation Co. Ltd.(1)	21	1,527
SK Networks Co. Ltd.	422	1,545
SK Telecom Co. Ltd., ADR	212	4,384
SK, Inc.	76	9,707
SKC Co. Ltd.(1)	9	912
SL Corp.	45	1,195
SNT Dynamics Co. Ltd.	93	1,289
SNT Motiv Co. Ltd.	9	298
S-Oil Corp.	91	4,505
SOLUM Co. Ltd.(1)	72	1,288
Solus Advanced Materials Co. Ltd.	10	129
Soop Co. Ltd.	30	2,415
Soulbrain Co. Ltd.	10	2,393
Soulbrain Holdings Co. Ltd.	5	254
SPG Co. Ltd.	13	243
Studio Dragon Corp.(1)	13	424
Sungwoo Hitech Co. Ltd.	159	959
Synopex, Inc.(1)	287	2,088
Taekwang Industrial Co. Ltd.	1	467
Taihan Electric Wire Co. Ltd.(1)	14	169
TES Co. Ltd.	7	113
TKG Huchems Co. Ltd.	57	816
Tokai Carbon Korea Co. Ltd.	4	350
Tongyang Life Insurance Co. Ltd.	166	601
TSE Co. Ltd.(1)	6	250
Tway Air Co. Ltd.(1)	347	701
Unid Co. Ltd.	21	1,678
VT Co. Ltd.(1)	36	832
Webzen, Inc.	20	236
Wemade Co. Ltd.(1)	14	434
Won Tech Co. Ltd.	22	125
WONIK IPS Co. Ltd.(1)	15	385
Wonik QnC Corp.	34	831
Woori Financial Group, Inc.	1,543	15,827
Wysiwyg Studios Co. Ltd.(1)	260	379
Youngone Corp.	41	1,007
Youngone Holdings Co. Ltd.	22	1,386
Yuhan Corp.	18	899
		976,581
Taiwan — 24.0%
Ability Enterprise Co. Ltd.	1,000	1,813
Acer, Inc.	2,000	3,281
Altek Corp.	1,000	1,340
AMPOC Far-East Co. Ltd.	1,000	2,821

AmTRAN Technology Co. Ltd.	2,000	1,283
APCB, Inc.	1,000	663
Ardentec Corp.	1,000	2,249
ASE Technology Holding Co. Ltd., ADR	2,200	23,716
Asia Cement Corp.	3,000	3,851
Asia Optical Co., Inc.	1,000	2,063
Asustek Computer, Inc.	1,000	15,920
AUO Corp.(1)	9,000	4,959
Azurewave Technologies, Inc.(1)	1,000	1,634
Bank of Kaohsiung Co. Ltd.	1,000	357
BES Engineering Corp.	1,000	506
Browave Corp.	1,000	3,283
Capital Securities Corp.	1,000	729
Catcher Technology Co. Ltd.	1,000	6,948
Cathay Financial Holding Co. Ltd.	8,000	13,921
Center Laboratories, Inc.	1,000	1,458
Chailease Holding Co. Ltd.	1,000	4,710
Chang Hwa Commercial Bank Ltd.	8,000	4,504
Chang Wah Electromaterials, Inc.	1,000	1,638
Charoen Pokphand Enterprise	1,000	3,364
Cheng Loong Corp.	1,000	903
Cheng Mei Materials Technology Corp.	1,000	470
Cheng Shin Rubber Industry Co. Ltd.	4,000	7,529
Cheng Uei Precision Industry Co. Ltd.	1,000	2,232
Chenming Electronic Technology Corp.	1,000	2,814
Chicony Electronics Co. Ltd.	2,000	11,569
Chicony Power Technology Co. Ltd.(1)	1,000	4,797
Chien Kuo Construction Co. Ltd.	1,000	734
China Airlines Ltd.	1,000	694
China Glaze Co. Ltd.	1,000	795
China Man-Made Fiber Corp.(1)	1,000	253
China Metal Products	1,000	1,601
China Motor Corp.	1,000	4,089
China Petrochemical Development Corp.(1)	4,000	1,261
China Steel Corp.	3,000	2,202
Chinese Maritime Transport Ltd.	1,000	1,520
Chin-Poon Industrial Co. Ltd.	1,000	1,375
Chipbond Technology Corp.	1,000	2,105
ChipMOS Technologies, Inc.	2,000	2,736
Chung Hung Steel Corp.	1,000	703
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,000	5,092
Chunghwa Telecom Co. Ltd., ADR	201	7,962
Clevo Co.	1,000	1,909
CMC Magnetics Corp.(1)	1,000	401
Collins Co. Ltd.	1,000	652
Compal Electronics, Inc.	10,000	11,483
Compeq Manufacturing Co. Ltd.(1)	3,000	6,816
Concord International Securities Co. Ltd.	1,000	710
Concord Securities Co. Ltd.(1)	2,000	1,012
Continental Holdings Corp.	1,000	1,076
CTBC Financial Holding Co. Ltd.	27,000	29,583
CTCI Corp.	2,000	2,980
Da-Li Development Co. Ltd.	1,000	1,885
Darfon Electronics Corp.	1,000	2,108
Darwin Precisions Corp.	1,000	494

Dimerco Express Corp.	1,000	3,051
Dynamic Holding Co. Ltd.	1,000	1,898
Dynapack International Technology Corp.	1,000	2,922
E.Sun Financial Holding Co. Ltd.	8,000	7,074
Edimax Technology Co. Ltd.	1,000	754
Elitegroup Computer Systems Co. Ltd.(1)	1,000	1,063
Eternal Materials Co. Ltd.	3,000	2,887
Eva Airways Corp.	5,000	5,541
Evergreen International Storage & Transport Corp.	1,000	1,037
Evergreen Marine Corp. Taiwan Ltd.	2,000	13,011
Everlight Chemical Industrial Corp.	1,000	590
Everlight Electronics Co. Ltd.	1,000	2,230
Far Eastern Department Stores Ltd.	2,000	1,956
Far Eastern International Bank	6,000	2,923
Far Eastern New Century Corp.	7,000	7,309
Far EasTone Telecommunications Co. Ltd.	1,000	2,580
First Financial Holding Co. Ltd.	5,000	4,253
FLEXium Interconnect, Inc.	1,000	2,701
Flytech Technology Co. Ltd.	1,000	2,971
Formosa Chemicals & Fibre Corp.	1,000	1,636
Formosa Taffeta Co. Ltd.	1,000	711
Franbo Lines Corp.(1)	1,000	729
Fu Hua Innovation Co. Ltd.	1,000	1,042
Fubon Financial Holding Co. Ltd.	5,000	11,364
Fulgent Sun International Holding Co. Ltd.	1,000	3,971
Gallant Precision Machining Co. Ltd.	1,000	1,772
Gemtek Technology Corp.	1,000	1,148
General Interface Solution Holding Ltd.(1)	1,000	2,054
Getac Holdings Corp.	1,000	3,533
Giant Manufacturing Co. Ltd.	1,000	6,725
Giantplus Technology Co. Ltd.	1,000	461
Gigabyte Technology Co. Ltd.	1,000	9,884
Gigastorage Corp.(1)	1,000	691
Global Brands Manufacture Ltd.	1,000	2,301
Globe Union Industrial Corp.(1)	1,000	586
GMI Technology, Inc.	1,000	2,080
Goldsun Building Materials Co. Ltd.	3,000	4,323
Gordon Auto Body Parts	1,000	1,167
Grand Fortune Securities Co. Ltd.(1)	1,000	471
Great Wall Enterprise Co. Ltd.	1,000	1,772
Greatek Electronics, Inc.	1,000	1,953
HannStar Display Corp.(1)	1,000	315
Highwealth Construction Corp.	2,000	2,830
Hiwin Technologies Corp.	1,000	6,899
Hon Hai Precision Industry Co. Ltd.	9,000	47,929
Horizon Securities Co. Ltd.	1,000	390
HUA ENG Wire & Cable Co. Ltd.	1,000	1,173
Hua Nan Financial Holdings Co. Ltd.	13,000	10,059
Huaku Development Co. Ltd.(1)	1,000	4,882
Hwang Chang General Contractor Co. Ltd.	1,140	1,750
IBF Financial Holdings Co. Ltd.(1)	2,000	930
IEI Integration Corp.	1,000	2,675
Infortrend Technology, Inc.	1,000	884
Innolux Corp.	19,000	8,200
Integrated Service Technology, Inc.	1,000	3,867

Inventec Corp.	1,000	1,665
ITEQ Corp.	1,000	3,425
Kindom Development Co. Ltd.	1,000	1,779
King Yuan Electronics Co. Ltd.	3,000	8,215
King's Town Bank Co. Ltd.	2,000	3,710
Kinpo Electronics	2,000	1,038
Kung Sing Engineering Corp.(1)	1,000	409
Kuo Toong International Co. Ltd.	1,000	2,532
L&K Engineering Co. Ltd.	1,000	6,710
Lanner Electronics, Inc.	1,000	2,900
Li Peng Enterprise Co. Ltd.(1)	2,000	605
Lien Hwa Industrial Holdings Corp.	1,000	2,097
Lingsen Precision Industries Ltd.	1,000	760
Lite-On Technology Corp.	1,000	3,345
Longchen Paper & Packaging Co. Ltd.	1,000	447
Lumax International Corp. Ltd.	1,000	3,333
Mega Financial Holding Co. Ltd.	6,000	7,248
Mercuries Life Insurance Co. Ltd.(1)	1,000	235
Micro-Star International Co. Ltd.	1,000	5,940
Mitac Holdings Corp.	1,000	1,475
Namchow Holdings Co. Ltd.	1,000	1,822
Nien Made Enterprise Co. Ltd.	1,000	10,853
Novatek Microelectronics Corp.	1,000	18,435
O-Bank Co. Ltd.	1,000	325
Optimax Technology Corp.	1,000	1,054
Orient Semiconductor Electronics Ltd.	1,000	1,917
Pegatron Corp.	5,000	16,409
Pou Chen Corp.	6,000	6,958
Powerchip Semiconductor Manufacturing Corp.(1)	1,000	772
Powertech Technology, Inc.	2,000	11,042
President Chain Store Corp.	1,000	8,344
President Securities Corp.	2,000	1,658
Primax Electronics Ltd.	1,000	3,128
Prince Housing & Development Corp.	1,000	375
Promate Electronic Co. Ltd.	1,000	2,829
Qisda Corp.	1,000	1,229
Quanta Computer, Inc.	1,000	8,496
Radiant Opto-Electronics Corp.	1,000	6,100
Radium Life Tech Co. Ltd.(1)	2,000	668
Rechi Precision Co. Ltd.	1,000	895
Rich Development Co. Ltd.(1)	2,000	782
Ruentex Development Co. Ltd.	1,000	1,380
Ruentex Industries Ltd.	1,000	2,112
Run Long Construction Co. Ltd.	1,000	3,310
San Far Property Ltd.	1,000	1,393
Sanyang Motor Co. Ltd.	1,000	2,346
Savior Lifetec Corp.	1,000	656
Sercomm Corp.	1,000	3,656
Shanghai Commercial & Savings Bank Ltd.	2,000	2,847
Shin Kong Financial Holding Co. Ltd.(1)	4,000	1,168
Shin Zu Shing Co. Ltd.	1,000	6,130
Shinkong Insurance Co. Ltd.	1,000	2,936
Shinkong Synthetic Fibers Corp.	1,000	522
Shuttle, Inc.	1,000	647
Sigurd Microelectronics Corp.	2,000	4,884

Silicon Integrated Systems Corp.	1,000	1,774
Sincere Navigation Corp.	1,000	1,011
Singatron Enterprise Co. Ltd.	1,000	1,160
Sino-American Silicon Products, Inc.	1,000	6,455
Sinon Corp.	1,000	1,276
SinoPac Financial Holdings Co. Ltd.	19,000	13,551
Siward Crystal Technology Co. Ltd.	1,000	1,006
Solar Applied Materials Technology Corp.	1,000	1,539
Stark Technology, Inc.	1,000	3,914
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	3,669
Sunplus Technology Co. Ltd.	1,000	1,133
Sunrex Technology Corp.	1,000	1,895
Sunspring Metal Corp.	1,000	911
Supreme Electronics Co. Ltd.	1,000	2,547
Syncmold Enterprise Corp.	1,000	3,396
Synnex Technology International Corp.	3,000	7,820
TA Chen Stainless Pipe	2,000	2,373
Ta Ya Electric Wire & Cable	1,000	1,522
Taichung Commercial Bank Co. Ltd.	9,000	5,201
Taiflex Scientific Co. Ltd.	1,000	1,616
Taishin Financial Holding Co. Ltd.	13,000	7,391
TAI-TECH Advanced Electronics Co. Ltd.	1,000	4,015
Taiwan Business Bank	17,000	8,888
Taiwan Cement Corp.	5,000	5,105
Taiwan Cogeneration Corp.	1,000	1,444
Taiwan Cooperative Financial Holding Co. Ltd.	3,000	2,369
Taiwan Fertilizer Co. Ltd.	1,000	1,972
Taiwan FU Hsing Industrial Co. Ltd.	1,000	1,748
Taiwan Glass Industry Corp.(1)	1,000	561
Taiwan High Speed Rail Corp.	2,000	1,854
Taiwan Hon Chuan Enterprise Co. Ltd.	1,000	5,037
Taiwan Mobile Co. Ltd.	1,000	3,263
Taiwan Navigation Co. Ltd.	1,000	1,159
Taiwan Sakura Corp.	1,000	2,675
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,365	508,250
Taiwan Surface Mounting Technology Corp.	1,000	3,522
Tatung Co. Ltd.(1)	1,000	1,680
Teco Electric & Machinery Co. Ltd.	1,000	1,742
Test Research, Inc.	1,000	5,337
Ton Yi Industrial Corp.	1,000	459
Tong Yang Industry Co. Ltd.	1,000	3,484
Tong-Tai Machine & Tool Co. Ltd.	1,000	712
TPK Holding Co. Ltd.	1,000	1,189
Tripod Technology Corp.	1,000	6,587
TSRC Corp.	1,000	742
Tung Ho Steel Enterprise Corp.	1,000	2,134
TXC Corp.	1,000	3,499
TYC Brother Industrial Co. Ltd.	1,000	1,977
U-Ming Marine Transport Corp.	1,000	1,818
Unic Technology Corp.	1,000	788
Unimicron Technology Corp.	2,000	11,368
Union Bank of Taiwan	3,000	1,447
Union Insurance Co. Ltd.(1)	1,000	1,027
Uni-President Enterprises Corp.	8,000	19,779
Unitech Printed Circuit Board Corp.	2,000	2,273

United Microelectronics Corp.	15,000	25,536
Universal Cement Corp.	1,000	1,050
Vanguard International Semiconductor Corp.	1,000	3,332
Walsin Lihwa Corp.	2,000	2,288
Walsin Technology Corp.	1,000	3,556
Walton Advanced Engineering, Inc.	1,000	601
Wan Hai Lines Ltd.	1,000	2,464
Weikeng Industrial Co. Ltd.	1,000	1,207
Win Semiconductors Corp.	1,000	4,380
Winbond Electronics Corp.	2,000	1,554
Wisdom Marine Lines Co. Ltd.(1)	1,000	2,399
Wistron Corp.	5,000	17,417
Wistron NeWeb Corp.	1,000	4,835
WPG Holdings Ltd.	1,000	2,668
WT Microelectronics Co. Ltd.	2,000	7,109
WUS Printed Circuit Co. Ltd.	1,000	1,388
Xxentria Technology Materials Corp.	1,000	2,298
Yang Ming Marine Transport Corp.	4,000	8,840
Yem Chio Co. Ltd.	1,000	618
YFY, Inc.	1,000	927
Yieh Phui Enterprise Co. Ltd.	1,000	491
Young Fast Optoelectronics Co. Ltd.	1,000	1,803
Yuanta Financial Holding Co. Ltd.	15,000	14,700
Yungshin Construction & Development Co. Ltd.	1,000	6,307
Zenitron Corp.	1,000	1,119
Zhen Ding Technology Holding Ltd.	1,000	3,785
Zig Sheng Industrial Co. Ltd.	1,000	439
Zippy Technology Corp.	1,000	1,920
		1,463,505
Thailand — 3.0%
Advanced Info Service PCL, NVDR	1,400	7,733
Airports of Thailand PCL, NVDR	2,500	4,425
AP Thailand PCL, NVDR	1,400	351
Asia Aviation PCL, NVDR(1)	14,700	906
Asset World Corp. PCL, NVDR	9,300	963
B Grimm Power PCL, NVDR	1,000	679
Bangchak Corp. PCL, NVDR	4,700	4,905
Bangchak Sriracha PCL, NVDR	5,300	1,290
Bangkok Airways PCL, NVDR	4,100	2,236
Bangkok Chain Hospital PCL, NVDR	4,600	2,365
Bangkok Dusit Medical Services PCL, NVDR	14,000	10,284
Bangkok Expressway & Metro PCL, NVDR	12,900	2,759
Banpu PCL, NVDR	4,200	618
BTS Group Holdings PCL, NVDR	1,400	183
Bumrungrad Hospital PCL, NVDR	500	3,292
Cal-Comp Electronics Thailand PCL, NVDR	19,500	1,910
Carabao Group PCL, NVDR	300	574
Central Pattana PCL, NVDR	1,800	2,808
Central Plaza Hotel PCL, NVDR	500	559
Central Retail Corp. PCL, NVDR	1,100	916
CH Karnchang PCL, NVDR	1,800	1,090
Charoen Pokphand Foods PCL, NVDR(1)	6,400	3,967
Chularat Hospital PCL, NVDR	9,900	791
CK Power PCL, NVDR	5,600	607
CP ALL PCL, NVDR	4,500	7,044

CP Axtra PCL, NVDR	1,700	1,331
Delta Electronics Thailand PCL, NVDR	100	202
Dohome PCL, NVDR	1,200	383
Electricity Generating PCL, NVDR	700	1,983
Energy Absolute PCL, NVDR	200	125
Erawan Group PCL, NVDR	3,100	400
GFPT PCL, NVDR	2,900	1,060
Global Power Synergy PCL, NVDR	1,200	1,541
Gulf Energy Development PCL, NVDR	1,700	1,876
Gunkul Engineering PCL, NVDR	5,600	381
Hana Microelectronics PCL, NVDR	200	222
Home Product Center PCL, NVDR	2,400	608
Ichitan Group PCL, NVDR	3,900	1,804
Indorama Ventures PCL, NVDR	5,500	3,462
Intouch Holdings PCL, NVDR	500	917
IRPC PCL, NVDR	48,200	2,494
Jasmine International PCL, NVDR	10,700	998
Karmarts PCL, NVDR	1,400	527
Kasikornbank PCL, NVDR	500	1,783
KCE Electronics PCL, NVDR	500	566
Kiatnakin Phatra Bank PCL, NVDR	700	972
Krung Thai Bank PCL, NVDR	1,600	749
Krungthai Card PCL, NVDR	2,600	3,245
Land & Houses PCL, NVDR	4,300	772
Major Cineplex Group PCL, NVDR	3,600	1,263
Malee Group PCL, NVDR(1)	1,000	384
MC Group PCL, NVDR	1,900	579
Mega Lifesciences PCL, NVDR	1,300	1,418
Minor International PCL, NVDR	9,300	7,789
Muangthai Capital PCL, NVDR	2,800	3,406
Ngern Tid Lor PCL, NVDR	4,978	2,702
Northeast Rubber PCL, NVDR	1,900	308
Osotspa PCL, NVDR	600	373
Plan B Media PCL, NVDR	4,400	988
Praram 9 Hospital PCL, NVDR	2,000	1,046
Precious Shipping PCL, NVDR	3,200	907
Prima Marine PCL, NVDR	6,700	1,476
PTG Energy PCL, NVDR	6,900	1,646
PTT Exploration & Production PCL, NVDR	1,100	4,625
PTT Global Chemical PCL, NVDR	3,900	3,695
PTT Oil & Retail Business PCL, NVDR	7,100	3,501
PTT PCL, NVDR	13,500	12,043
Quality Houses PCL, NVDR	9,500	528
R&B Food Supply PCL, NVDR	1,100	297
Ratch Group PCL, NVDR	1,900	1,474
Regional Container Lines PCL, NVDR	1,700	1,374
Rojana Industrial Park PCL, NVDR	1,200	201
Sabina PCL, NVDR	500	335
Sansiri PCL, NVDR	16,300	706
Sappe PCL, NVDR	500	1,415
SCB X PCL, NVDR	500	1,444
Siam Cement PCL, NVDR	300	1,928
Siam City Cement PCL, NVDR	100	360
Siam Global House PCL, NVDR	2,100	950
Sino-Thai Engineering & Construction PCL, NVDR	3,100	798

SISB PCL, NVDR	400	398
Somboon Advance Technology PCL, NVDR	1,400	564
Sri Trang Agro-Industry PCL, NVDR	4,300	2,764
Srisawad Corp. PCL, NVDR	2,200	2,495
Star Petroleum Refining PCL, NVDR(1)	3,600	829
Supalai PCL, NVDR	1,200	604
Susco PCL, NVDR	2,300	236
Taokaenoi Food & Marketing PCL, Class R, NVDR	900	258
Thai Oil PCL, NVDR	4,100	5,789
Thai Union Group PCL, NVDR	6,500	2,636
Thaicom PCL, NVDR	300	102
Thanachart Capital PCL, NVDR	600	803
Thoresen Thai Agencies PCL, NVDR	10,500	2,374
Tipco Asphalt PCL, NVDR	3,600	1,675
Tisco Financial Group PCL, NVDR	400	1,064
TMBThanachart Bank PCL, NVDR	51,300	2,359
TOA Paint Thailand PCL, NVDR	2,900	1,807
True Corp. PCL, NVDR(1)	5,317	1,252
TTW PCL, NVDR	1,000	247
WHA Corp. PCL, NVDR	4,600	683
Xspring Capital PCL, NVDR(1)	12,200	370
		180,924
Turkey — 1.8%
Agesa Hayat ve Emeklilik AS	62	195
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(1)	397	180
Akbank TAS	4,279	8,772
Akcansa Cimento AS	34	150
Akfen Yenilenebilir Enerji AS(1)	401	337
Aksa Akrilik Kimya Sanayii AS	182	669
Aksa Enerji Uretim AS(1)	109	158
Aksigorta AS(1)	1,094	256
Alarko Holding AS	146	545
Albaraka Turk Katilim Bankasi AS(1)	4,786	890
Alkim Alkali Kimya AS(1)	86	99
Anadolu Anonim Turk Sigorta Sirketi(1)	520	1,853
Anadolu Efes Biracilik Ve Malt Sanayii AS	229	1,410
Anel Elektrik Proje Taahhut ve Ticaret AS(1)	192	111
Aselsan Elektronik Sanayi Ve Ticaret AS	943	1,715
Aygaz AS	53	308
Baticim Bati Anadolu Cimento Sanayii AS(1)	185	781
BatiSoke Soke Cimento Sanayii TAS(1)	336	269
Bera Holding AS	1,702	930
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	108	118
BIM Birlesik Magazalar AS	530	7,894
Biotrend Cevre VE Enerji Yatirimlari AS(1)	215	124
Bizim Toptan Satis Magazalari AS	72	80
Bogazici Beton Sanayi Ve Ticaret AS	153	139
Bursa Cimento Fabrikasi AS	1,099	279
Cemas Dokum Sanayi AS(1)	618	71
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	3	310
Cimsa Cimento Sanayi VE Ticaret AS	219	210
Coca-Cola Icecek AS	68	1,605
CW Enerji Muhendislik Ticaret VE Sanayi AS(1)	14	102
Dogan Sirketler Grubu Holding AS	1,739	765
Dogus Otomotiv Servis ve Ticaret AS	105	987

EGE Endustri VE Ticaret AS	1	399
EGE Gubre Sanayii AS	69	90
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS(1)	61	100
Enerjisa Enerji AS	283	531
Enerya Enerji AS(1)	29	159
Eregli Demir ve Celik Fabrikalari TAS	1,569	2,338
Europap Tezol Kagit Sanayi VE Ticaret AS(1)	297	186
Ford Otomotiv Sanayi AS	49	1,658
Gelecek Varlik Yonetimi AS	72	104
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS(1)	105	197
Gersan Elektrik Ticaret ve Sanayi AS(1)	70	99
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	50	93
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	20	271
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	255	195
GSD Holding AS	947	122
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	51	211
Haci Omer Sabanci Holding AS	2,234	6,770
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	639	177
Is Finansal Kiralama AS(1)	719	324
Is Yatirim Menkul Degerler AS	792	954
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS(1)	113	87
Katilimevim Tasarruf Finansman AS	171	285
Kerevitas Gida Sanayi ve Ticaret AS(1)	947	394
Kervan Gida Sanayi Ve Ticaret AS	231	205
KOC Holding AS	665	4,914
Kocaer Celik Sanayi Ve Ticaret AS(1)	118	196
Konya Cimento Sanayii AS(1)	2	559
Kordsa Teknik Tekstil AS(1)	41	115
LDR Turizm AS	93	195
Logo Yazilim Sanayi Ve Ticaret AS(1)	189	517
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	563	1,669
Menderes Tekstil Sanayi ve Ticaret AS(1)	472	208
MIA Teknoloji AS(1)	239	370
Migros Ticaret AS	71	1,048
MLP Saglik Hizmetleri AS(1)	60	503
Naturel Yenilenebilir Enerji Ticaret AS	58	81
Naturelgaz Sanayi ve Ticaret AS	185	95
NET Holding AS(1)	863	829
Nuh Cimento Sanayi AS	35	278
Orge Enerji Elektrik Taahhut AS(1)	133	260
Osmanli Yatirim Menkul Degerler AS	19	172
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	76	199
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	40	154
Pegasus Hava Tasimaciligi AS(1)	347	2,180
Petkim Petrokimya Holding AS(1)	1,856	1,175
Pinar SUT Mamulleri Sanayii AS(1)	37	102
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	182	78
Ral Yatirim Holding AS(1)	105	631
Sasa Polyester Sanayi AS(1)	144	197
Sekerbank Turk AS	823	131
Selcuk Ecza Deposu Ticaret ve Sanayi AS	205	310
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	148	230
Sok Marketler Ticaret AS	613	1,117
TAB Gida Sanayi Ve Ticaret AS, Class A(1)	62	347
TAV Havalimanlari Holding AS(1)	234	1,753

Tekfen Holding AS(1)	128	209
Teknosa Ic Ve Dis Ticaret AS(1)	203	225
Tofas Turk Otomobil Fabrikasi AS	66	633
Tukas Gida Sanayi ve Ticaret AS(1)	1,487	335
Turk Hava Yollari AO(1)	607	5,708
Turkcell Iletisim Hizmetleri AS, ADR	721	5,530
Turkiye Is Bankasi AS, C Shares	9,657	4,832
Turkiye Petrol Rafinerileri AS	1,159	6,360
Turkiye Sigorta AS	529	1,246
Turkiye Sinai Kalkinma Bankasi AS(1)	3,999	1,371
Turkiye Sise ve Cam Fabrikalari AS	1,032	1,594
Turkiye Vakiflar Bankasi TAO, D Shares(1)	1,605	1,105
Ulker Biskuvi Sanayi AS(1)	381	1,617
Vakif Finansal Kiralama AS(1)	1,668	169
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS(1)	115	405
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,179	873
Vestel Elektronik Sanayi ve Ticaret AS(1)	606	1,576
Yapi ve Kredi Bankasi AS	5,210	5,228
YEO Teknoloji Enerji VE Endustri AS(1)	69	391
Zorlu Enerji Elektrik Uretim AS(1)	3,022	526
		108,807
United States — 0.9%
Coupang, Inc.(1)	1,047	23,809
Pagseguro Digital Ltd., Class A(1)	858	10,510
StoneCo Ltd., A Shares(1)	857	11,861
XP, Inc., Class A	576	10,938
		57,118
TOTAL COMMON STOCKS (Cost $6,040,462)		6,062,016
WARRANTS — 0.0%
Thailand — 0.0%
Northeast Rubber PCL(1) (Cost $—)	316	10
RIGHTS — 0.0%
India — 0.0%
Solara Active Pharma Sciences Ltd.(1)	12	4
South Korea — 0.0%
HLB Life Science Co. Ltd.(1)	2	2
TOTAL RIGHTS (Cost $—)		6
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $19,346)	19,346	19,346
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $6,059,808)		6,081,378
OTHER ASSETS AND LIABILITIES — 0.1%		6,266
TOTAL NET ASSETS — 100.0%		$6,087,644

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.2%
Financials	22.3%
Industrials	11.7%
Materials	9.8%
Consumer Discretionary	9.6%
Energy	6.1%
Consumer Staples	5.1%
Utilities	3.7%
Communication Services	3.4%
Health Care	3.0%
Real Estate	1.7%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$262,274	$205,916	—
Chile	3,458	55,382	—
Colombia	5,647	5,760	—
Czech Republic	—	14,436	—
Egypt	—	8,597	—
Greece	—	57,090	—
Hungary	—	24,346	—
India	109,382	1,460,839	—
Indonesia	16,802	82,104	—
Malaysia	—	169,843	—
Mexico	67,433	200,960	—
Peru	31,996	—	—
Philippines	2,752	60,764	—
Poland	—	115,217	—
South Africa	38,111	275,972	—
South Korea	79,147	897,434	—
Taiwan	539,928	923,577	—
Thailand	—	180,924	—
Turkey	5,530	103,277	—
United States	57,118	—	—
Warrants	10	—	—
Rights	—	6	—
Short-Term Investments	19,346	—	—
	$1,238,934	$4,842,444	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.